Interest (Tables)	12 Months Ended
Dec. 31, 2015
Interest [Abstract]
Schedule Of Interest Expense

For the years ended December 31	2015	2014	2013

Interest Expense on:
Debt	$497	$509	$460
The Bow office building	65	75	76
Capital leases	28	37	9
Other	24	33	18
	$614	$654	$563